Significant Customer Information and Segment Reporting (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Revenue and Percentage of Revenue by Geographic Region

The following table summarizes revenue and percentage of revenue by geographic region, based on the country in which the customer’s headquarters is located (in thousands):

	Three Months Ended				Nine Months Ended
	September 29, 2013		September 30, 2012		September 29, 2013		September 30, 2012
France	$5,473	33%	$8,305	26%	$15,809	26%	$19,751	21%
Japan	3,509	21	4,666	15	11,419	18	19,251	20
Taiwan	2,044	12	5,903	19	11,248	18	15,026	16
Germany	2,038	12	1,555	5	5,893	10	5,192	6
Korea	1,659	10	1,646	5	5,624	9	4,663	5
China	1,072	6	3,896	12	3,870	6	11,628	12
Hong Kong	171	1	3,626	12	1,268	2	13,983	15
United States	748	4	64	—	1,418	2	541	1
Other	186	1	1,714	6	5,618	9	4,155	4

	$16,900	100%	$31,375	100%	$62,167	100%	$94,190	100%

The following table summarizes revenue by geographic region, based on the country in which the customer headquarters office is located (in thousands):

	December 30, 2012		January 1, 2012		January 2, 2011
Japan	$23,788	19%	$28,560	21%	$29,833	16%
Tunisia	25,461	20	27,006	20	29,003	15
Taiwan	22,708	18	16,073	12	19,101	10
China	15,536	12	15,514	11	27,516	14
Hong Kong	17,548	14	13,847	10	26,145	14
United States	1,274	1	2,484	2	4,575	2
Other	19,633	16	33,108	24	55,504	29

	$125,948	100%	$136,592	100%	$191,677	100%

Revenue and Percentage of Revenue by Product Family

Revenue and percentage of revenue by product family is as follows (in thousands):

	Three Months Ended				Nine Months Ended
	September 29, 2013		September 30, 2012		September 29, 2013		September 30, 2012
Broadband DSL	$8,086	48%	$17,313	55%	$30,477	49%	$56,098	60%
Communications Processors	7,762	46	11,987	38	26,432	43	29,555	31
Other	1,052	6	2,075	7	5,258	8	8,537	9

	$16,900	100%	$31,375	100%	$62,167	100%	$94,190	100%

Revenue by product family is as follows (in thousands):

	December 30, 2012		January 1, 2012		January 2, 2011
Broadband DSL	$72,152	57%	$80,385	59%	$115,723	60%
Communication Processors	41,120	33	39,858	29	45,129	24
Other	12,676	10	16,349	12	30,825	16

	$125,948	100%	$136,592	100%	$191,677	100%

Distribution of Long-Lived Assets (Excluding Intangible Assets and Other Assets)

The distribution of long-lived assets (excluding intangible assets and other assets) is as follows (in thousands):

	September 29, 2013	December 30, 2012
United States	$8,272	$8,039
Asia, predominantly India	503	730

	$8,775	$8,769

The distribution of long-lived assets (excluding goodwill, intangible assets and other assets) was as follows (in thousands):

	December 30, 2012	January 1, 2012
United States	$8,039	$5,983
Asia, predominantly India	730	1,048
Other	—	5

	$8,769	$7,036